Intangible Assets and Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
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Intangible Assets and Goodwill
7.	Intangible assets and Goodwill
The changes in the carrying amount of goodwill and intangible assets for the six months ended June 30, 2021 and the year ended December 31, 2020 were as follows:

	Goodwill	Development Costs	Intangibles under Development	Customer Relationships	Trademarks	Choice Physician Network	Licenses	Total other intangible assets (excluding goodwill)
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Cost
Balance at January 1, 2020	61	15,559	28,873	—	—	—	—	44,432
Acquisitions through business combinations	17,771	—	—	3,100	3,300	1,500	—	7,900
Additions	—	940	43,027	—	—	—	—	43,967
Transfers	—	51,932	(51,932)	—	—	—	—	—
Effect of movements in foreign exchange	—	631	1,170	—	—	—	—	1,801

Balance at December 31, 2020	17,832	69,061	21,138	3,100	3,300	1,500	—	98,100
Balance at January 1, 2021	17,832	69,061	21,138	3,100	3,300	1,500	—	98,100
Acquisitions through business combinations	13,471	—	—	10,800	1,900	3,500	590	16,790
Additions	—	—	17,012	—	—	—	—	17,012
Transfers	—	14,903	(14,903)	—	—	—	—	—
Effect of movements in foreign exchange	—	871	230		—	—	—	1,101

Balance at June 30, 2021	31,303	84,835	23,477	13,900	5,200	5,000	590	133,002
Amortization and impairment
Balance at January 1, 2020	—	680	—	—	—	—	—	680
Amortization for the year	—	10,157	—	845	83	—	—	11,085
Impairment charge	—	6,436	—	—	—	38	—	6,474

	Goodwill	Development Costs	Intangibles under Development	Customer Relationships	Trademarks	Choice Physician Network	Licenses	Total other intangible assets (excluding goodwill)
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Effect of movements in foreign exchange	—	1,007	—	—	—	—	—	1,007

Balance at December 31, 2020	—	18,280	—	845	83	38	—	19,246
Balance at January 1, 2021	—	18,280	—	845	83	38	—	19,246
Amortization for the period	—	8,995	—	1,826	212	162	15	11,210
Impairment charge	—	—	—	—	—	—	—	—
Effect of movements in foreign exchange	—	215	—	—	—	—	—	215

Balance at June 30, 2021	—	27,490	—	2,671	295	200	15	30,671
Net book value
At January 1, 2020	—	14,878	28,873	—	—	—	—	43,751
At December 31, 2020 and January 1, 2021	17,832	50,780	21,138	2,255	3,217	1,462	—	78,853

At June 30, 2021	31,303	57,345	23,477	11,229	4,905	4,800	575	102,331

Goodwill of $13,471 thousand (2020: $17,771 thousand) has been acquired through business combinations (Note 3). All development costs, including intangibles under development, have been internally generated by the Group. During the six months ended June 30, 2021, $14,903 thousand (2020: $51,932 thousand) of intangibles under development were transferred to development costs as these projects were completed. Intangibles under development are tested for impairment at least annually.
The total net book value is considered to be the recoverable amount, as this balance is reviewed annually and impaired as necessary. All development costs are related to software and artificial intelligence development and there are no distinguishable individually material intangible assets within the capitalised development costs. There was no impairment of the development costs in the six months ended June 30, 2021 (2020: $6,438 thousand).

15.	Intangible assets and Goodwill
The changes in the carrying amount of goodwill and intangible assets for fiscal years 2020 and 2019 were as follows:

	Goodwill	Development Costs	Intangibles under Development	Customer Relationships	Trademarks	Choice Physician Network	Total other intangible assets (excl goodwill)
	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Cost
Balance at January 1, 2019	—	544	7,591	—	—	—	8,135
Acquisitions through business combinations	61	—	—	—	—	—	—
Additions	—	—	36,036	—	—	—	36,036
Transfers		15,004	(15,004)
Effect of movements in foreign exchange	—	10	250	—	—	—	260

Balance at December 31, 2019	61	15,558	28,873	—	—	—	44,431

Balance at January 1, 2020	61	15,558	28,873	—	—	—	44,431
Acquisitions through business combinations	17,771	—	—	3,100	3,300	1,500	7,900

	Goodwill	Development Costs	Intangibles under Development	Customer Relationships	Trademarks	Choice Physician Network	Total other intangible assets (excl goodwill)
	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Additions	—	940	43,027	—	—	—	43,967
Transfers		51,932	(51,932)				—
Effect of movements in foreign exchange	—	632	1,170	—	—	—	1,802

Balance at December 31, 2020	17,832	69,062	21,138	3,100	3,300	1,500	98,100

Amortization and impairment
Balance at January 1, 2019	—	19	—	—	—	—	19
Amortization for the year	—	643	—	—	—	—	643
Impairment charge	—	—	—	—	—	—	—
Effect of movements in foreign exchange	—	18	—	—	—	—	18

Balance at December 31, 2019	—	680	—	—	—	—	680

Balance at January 1, 2020	—	680	—	—	—	—	680
Amortization for the year	—	10,157	—	845	83	38	11,123
Impairment charge	—	6,436	—	—	—	—	6,436
Effect of movements in foreign exchange	—	1,008	—	—	—	—	1,008

Balance at December 31, 2020	—	18,281	—	845	83	38	19,247

Net book value
At January 1, 2019	—	525	7,591	—	—	—	8,116
At December 31, 2019 and January 1, 2020	61	14,878	28,873	—	—	—	43,751

At December 31, 2020	17,832	50,781	21,138	2,255	3,217	1,462	78,853

Goodwill of $17,832 thousand (2019: $61 thousand). has been acquired through business combinations (Note 5). $17,771 thousand is related to the acquisition of Fresno and the acquisition of Health Innovators Inc is attributable to the remaining $61 thousand. Goodwill is allocated to the Fresno CGU and Health Innovators Inc CGU respectively.
All development costs, including intangibles under development, have been internally generated by the Group. During 2020, $51,932 thousand of intangibles under development were transferred to development costs as these projects were completed. Intangibles under development are tested for impairment at least annually.

The total net book value is considered to be the recoverable amount, as this balance is reviewed annually and impaired as necessary (Note 4). All development costs are related to software and artificial intelligence development and there are no distinguishable individually material intangible assets within the capitalized development costs. Following an assessment of the future development of our technology, capitalized development costs were impaired by $6,436 thousand in 2020. This impairment was primarily the result of the discontinuation of certain features in 2020 surrounding a proprietary data structure for encounters on our software platform that were deemed to be no longer technologically feasible.
Impairment Analysis for CGU’s Containing Goodwill and Intangibles
Goodwill and other intangibles are subject to impairment testing on an annual basis or whenever events or circumstances indicate that the carrying amount of an asset may no longer be recoverable. The fair value of Goodwill is generally determined using the discounted cash flow method. As of December 31, 2020, the Fresno CGU was the only CGU with a material amount of goodwill, thus triggering an impairment analysis.
The recoverable amount of the Fresno CGU that included these intangible assets was estimated based on the present value of the future cash flows expected to be derived from the CGU (value in use), assuming a Medicare Advantage growth rate of 8.0% and using a pre-tax
discount rate of 11.4% and a terminal value growth rate of 3.0% from 2025. The recoverable amount of Fresno CGU’s was estimated to be higher than its carrying amount, and as a result there was no impairment related to Fresno for the fourth quarter of 2020.
The below are factors considered when performing the 2020 sensitivity analysis:
Terminal value growth rate:
Babylon used a terminal growth value of 3.0% which is consistent with what was used to prepare the valuation of the Fresno acquisition. Babylon believes that it is appropriate to be consistent with the terminal growth value used less than 3 months prior and provided by industry experts. Any increase to this produces more headroom and therefore shall not be considered. A 2.5% terminal growth rate would have resulted in a change of $1,321 thousand, and a 2.0% terminal growth rate would have resulted in a change of $2,477 thousand.
Discount factor:
Babylon used a discount factor of 10.0% which is consistent with what was used to prepare the valuation of the Fresno acquisition. Babylon believes that it is appropriate to be consistent with the discount rate used less than 3 months prior. A lower discount rate produces more headroom and therefore shall not be considered. A reduction in the discount rate to 10.5% would have resulted in an NPV change of $1,665 thousand, and a discount rate of 11.0% which would have resulted in an NPV change of $3,312 thousand.
Medicare Advantage Growth Numbers:
Babylon used an expected growth rate in Medicare Advantage member numbers year on year of 8.0%. This growth rate is determined by the Value Based Care teams and the sensitivities in this growth rate are continuously monitored by Babylon. A growth rate higher than 8.0% produces more headroom and therefore shall not be considered. A 7.5% terminal growth rate would have resulted in NPV change of $1,125 thousand, and 7.0% for growth rates which would have resulted in an NPV change of $2,239 thousand.